Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (78,471)	¥ (13,038)	¥ (6,756)
Additions	(35,746)	(66,967)	(6,783)
Reversals	7,100	1,534	501
Balance at end of the year	¥ (107,117)	¥ (78,471)	¥ (13,038)